Income taxes - Schedule of reconciliation of tax expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Loss before income tax	$ 51,807,669	$ 46,220,711	$ 13,046,362
Canadian Statutory Tax Rate	26.50%	26.50%	26.50%
Expected tax recovery	$ (13,729,032)	$ (12,248,488)	$ (3,457,286)
Share-based compensation	11,190,551	9,469,630	1,246,362
Foreign tax rate deferential	1,810	1,283	935
Change in tax benefit not recognized	2,888,122	2,965,317	2,370,827
Total	$ 351,451	$ 187,742	$ 160,838